Management and Franchise Agreements	12 Months Ended
Dec. 31, 2011
Management And Franchise Agreements [Text Block]

Note 6

Management and Franchise Agreements

Each of the Company’s 26 hotels are operated and managed, under separate management agreements, by affiliates of one of the following companies: LBAM Investor Group, L.L.C. (“LBA”) (2), Marriott International (“Marriott”) (1), MHH Management, LLC (“McKibbon”) (8), Newport Hospitality Group, Inc. (“Newport”) (2), Raymond Management Company, Inc. (“Raymond”) (2), Schulte Hospitality Group, Inc. (“Schulte”) (6), Stonebridge Realty Advisors, Inc. (“Stonebridge”) (1), Vista Host, Inc. (“Vista”) (1), or White Lodging Services Corporation (“White”) (3). The agreements provide for initial terms of 5 to 30 years. Fees associated with the agreements generally include the payment of base management fees, incentive management fees, accounting fees, and other fees for centralized services which are allocated among all of the hotels that receive the benefit of such services. Base management fees are calculated as a percentage of gross revenues. Incentive management fees are calculated as a percentage of operating profit in excess of a priority return to the Company, as defined in the management agreements. The Company has the option to terminate the management agreements if specified performance thresholds are not satisfied. For the year ended December 31, 2011 the Company incurred approximately $1.3 million in management fees.

LBA, McKibbon, Newport, Raymond, Schulte, Stonebridge, Vista and White are not affiliated with either Marriott or Hilton, and as a result, the hotels they manage were required to obtain separate franchise agreements with each respective franchisor. The Hilton franchise agreements generally provide for a term of 10 to 21 years. Fees associated with the agreements generally include the payment of royalty fees and program fees. The Marriott franchise agreements generally provide for initial terms of 15 to 20 years. Fees associated with the agreements generally include the payment of royalty fees, marketing fees, reservation fees and a communications support fee based on room revenues. For the year ended December 31, 2011 the Company incurred approximately $1.8 million in franchise fees.